Contents of Significant Accounts - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Current income tax expense (benefit):
Current income tax charge	$ 2,346,937		$ 772,795	$ (264,909)
Adjustments in respect of current income tax of prior periods	(1,140,060)		(1,033,780)	(899,219)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	49,035		465,530	1,350,028
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	683,080		231,971	(335,367)
Deferred income tax related to changes in tax rates				(842,123)
Adjustment of prior year’s deferred income tax	(246,173)		121,189	(2,744)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(1,736)		(327,359)	(135,543)
Income tax expense (benefit) recorded in profit or loss	1,691,083	$ 60,224	230,346	(1,129,877)
Income tax related to components of other comprehensive income (loss), Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	38,516		(21,281)	11,012
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(134,887)		(394,695)	(24,969)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss				514
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(115,048)		(41,643)	18,045
Deferred income tax related to changes in tax rates				(362,898)
Income tax related to items that will not be reclassified subsequently to profit or loss	(211,419)	(7,529)	(457,619)	(358,296)
Income tax related to components of other comprehensive income (loss), Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	38,541		14,949	(24,339)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	7,372		(8,843)	1,847
Deferred income tax related to changes in tax rates				(5,694)
Income tax related to items that may be reclassified subsequently to profit or loss	45,913	$ 1,635	6,106	(28,186)
Deferred income tax recognized directly to equity
Recognize (reversal) of temporary difference arising from initial recognition of the equity component of the compound financial instrument	3,691		(45)
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	(91)		(532)	(414)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss			(514)
Deferred income tax related to changes in tax rates				(57,140)
Income tax recognized directly to equity	$ 3,600		$ (1,091)	$ (57,554)